INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Disclosure of deferred taxes
The components of net deferred tax liability are presented as follows:

(US$ Millions)	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets:
Non-capital losses (Canada)	$102	$95
Capital losses (Canada)	32	34
Net operating losses (United States)	570	352
Non-capital losses (foreign)	142	118
Tax credit carryforwards	61	77
Capital losses (United States)	758	203
Other	26	31
	1,691	910
Deferred income tax (liabilities):
Properties	(4,755)	(4,160)
	(4,755)	(4,160)
Net deferred tax (liability)	$(3,064)	$(3,250)

The changes in deferred tax balances are presented as follows:

		Recognized in
(US$ Millions)	Dec. 31, 2021	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2022
Deferred tax assets	$910	$810	$—	$—	$(29)	$—	$1,691
Deferred tax (liabilities)	(4,160)	(928)	—	143	190	—	(4,755)
Net deferred tax (liability)	$(3,250)	$(118)	$—	$143	$161	$—	$(3,064)

		Recognized in
(US$ Millions)	Dec. 31, 2020	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2021
Deferred tax assets	$772	$164	$7	$—	$(5)	$(28)	$910
Deferred tax (liabilities)	(3,630)	(519)	—	85	(96)	—	(4,160)
Net deferred tax (liability)	$(2,858)	$(355)	$7	$85	$(101)	$(28)	$(3,250)

Disclosure of deferred income taxes and deductible temporary differences
The gross deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized are as follows:

(US$ Millions)	Dec. 31, 2022	Dec. 31, 2021
Unused tax losses - gross
Net operating losses (United States)	$24	$34
Capital losses (United States)	—	275
Net operating losses (foreign)	341	513
Other unrecognized tax attributes	37	—
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$402	$822

Schedule of components of income tax expense benefit
The major components of income tax expense include the following:

(US$ Millions) Years ended Dec. 31,	2022	2021	2020
Current income tax expense	$163	$134	$58
Deferred income tax expense (benefit)	118	356	162
Income tax expense	$281	$490	$220

Schedule of income tax rates

Years ended Dec. 31,	2022	2021	2020
Statutory income tax rate	26%	26%	26%
Increase (decrease) in rate resulting from:
International operations subject to different tax rates	(7)%	(7)%	(35)%
Non-controlling interests in income of flow-through entities	(2)%	(10)%	8%
Change in tax rates applicable to temporary differences in other jurisdictions	4%	2%	(8)%
Other	1%	1%	(3)%
Effective income tax rate	22%	12%	(12)%